Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Redeemable Ordinary Share [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,784,315	7,905,891	23,000,000	23,000,000	2,916,598	23,000,000	5,102,113	23,000,000
Diluted net loss per ordinary share	$ (0.07)	$ 0.00	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)	$ (0.02)	$ (0.14)
Non-redeemable Class A and Class B Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	9,110,000	8,285,141	9,110,000
Diluted net loss per ordinary share	$ (0.07)	$ 0.00	$ (0.04)	$ (0.09)	$ (0.10)	$ (0.05)	$ (0.02)	$ (0.14)